Auditors' remuneration (Tables)	12 Months Ended
Mar. 31, 2019
Additional information [abstract]
Disclosure of auditors' remuneration

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Auditors’ remuneration	11,259	12,076	8,821